Offsets	Oct. 09, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tilray Brands, Inc.
Form or Filing Type	S-3
File Number	333-267788
Initial Filing Date	May 17, 2024
Fee Offset Claimed	$ 7,615.86
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 51,597,980
Termination / Withdrawal Statement

1
The registrant previously registered the offer, sale, and issuance of shares of Common Stock having an aggregate offering price of up to $250,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on May 17, 2024 (the “ATM Prospectus Supplement”), pursuant to the Company’s registration statement on Form S-3ASR (File No. 333-267788) filed on October 7, 2022 (the “2022 Registration Statement”) with the Securities and Exchange Commission (“SEC”). In connection with the filing of the ATM Prospectus Supplement, the registrant paid filing fees of $36,900. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of $198,402,020 have been sold under the ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $7,615.86 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the ATM Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold securities under the 2022 Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tilray Brands, Inc.
Form or Filing Type	S-3
File Number	333-267788
Filing Date	May 17, 2024
Fee Paid with Fee Offset Source	$ 7,615.86
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tilray Brands, Inc.
Form or Filing Type	S-3
File Number	333-267788
Initial Filing Date	Jun. 22, 2023
Fee Offset Claimed	$ 0.54
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,133
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,950.14
Termination / Withdrawal Statement

2
The registrant previously registered the issuance of up to 3,133 shares of Common Stock issuable upon exercise of certain outstanding warrants by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on June 22, 2023 (the “Warrant Shares Prospectus Supplement”), pursuant to the 2022 Registration Statement filed with the SEC. In connection with the filing of the Warrant Shares Prospectus Supplement, the registrant paid filing fees of $252.93. As of the date of this registration statement, 3,133 shares of Common Stock remain issuable upon exercise of the warrants currently outstanding. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $0.54 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Warrant Shares Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold securities under the 2022 Registration Statement.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tilray Brands, Inc.
Form or Filing Type	S-3
File Number	333-267788
Filing Date	Jun. 22, 2023
Fee Paid with Fee Offset Source	$ 0.54